Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

•	Effective January 1, 2013, Sherb combined its practice with RBSM LLP (“RBSM”), and going forward, RBSM will be the Company’s new independent registered public accounting firm.

•	As of January 9, 2013, the Company has sold the remaining 142,362 shares of its common stock to Dutchess, under the Dutchess Agreement for aggregate proceeds of $106.

•	On January 15, 2013, the Company issued 137,500 shares of its common stock (the “Settlement Shares”) to Hanover Holdings I, LLC (“Hanover”) in connection with a stipulation of settlement (the “Settlement Agreement”) of an outstanding litigation claim. The Settlement Agreement provides that the Settlement Shares will be subject to adjustment on the 36 th trading day following the date on which the Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement shall be equal to the quotient obtained by dividing (i) $305,485.59 by (ii) 70% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Settlement Shares (the “True-Up Period”), rounded up to the nearest whole share (the “VWAP Shares”). The Settlement Agreement further provides that if, at any time and from time to time during the True-Up Period, Hanover reasonably believes that the total number of Settlement Shares previously issued to Hanover shall be less than the total number of VWAP Shares to be issued to Hanover or its designee in connection with the Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Settlement Shares” for purposes of the Settlement Agreement). On January 18 and 29, 2013 the Company delivered additional 40,000 and 8,284 shares, respectively, to Hanover.

•	On January 18, 2013, the Company’s’ Board of Directors approved the issuance of an additional 641,639 shares of the Company’s common stock to the Manager in payment of $809 in unpaid fees due to the Manager for November and December 2012 and January 2013 under the management and services agreements with the Company. The number of shares to be issued to the Manager was based on the closing prices of the Company's common stock on the first day of each month, which are the dates the management and services fees were due and payable. The Board also approved the issuance of an aggregate of 53,020 shares of the Company’s common stock to its non-executive directors in payment of $48 in unpaid Board fees for the fourth quarter of 2012. The aggregate number of shares to be issued to the directors was based on the closing price of the Company’s common stock on the last day of the fourth quarter of 2012, which is the date that the Board fees were due and payable. All of the foregoing shares will be restricted shares under applicable U.S. securities laws.

•	On January 24, 2013, the Company entered into an Investment Agreement with Granite, pursuant to which, for a 36-month period, the Company has the right to sell up to 395,791 shares of its common stock, which equals approximately 24% of its 1,682,693 shares outstanding as of January 24, 2013. The Investment Agreement entitles the Company to sell and obligates Granite to purchase, from time to time over a period of 36 months (the “Open Period”), 395,791 shares of the Company’s common stock, subject to conditions the Company must satisfy as set forth in the Investment Agreement. For each share of common stock purchased under the Investment Agreement, Granite will pay 98% of the lowest daily volume weighted average price during the pricing period, which is the five consecutive trading days commencing on the day the Company delivers a put notice to Granite. Each such put may be for an amount not to exceed the greater of $500 or 200% of the average daily trading volume of our common stock for the three consecutive trading days prior to the put notice date, multiplied by the average of the three daily closing prices immediately preceding the put notice date. In no event, however, shall the number of shares of common stock issuable to Granite pursuant to a put cause the aggregate number of shares of common stock beneficially owned by Granite and its affiliates to exceed 9.99% of the outstanding common stock at the time. If the Company was to sell all 395,791 shares at a purchase price determined as described above, based on a put notice date of January 23, 2013, the Company would receive an aggregate of approximately $767 in proceeds from the sale of those shares.

•	On January 24, 2013, the Company received notice from FBB, according to which failure to (i) pay the $4,188 repayment installment due in December 2012, (ii) pay accrued interest and (iii) failure to pay default interest constitute an event of default. The Company is in discussions to permanently amend the amortization schedule and reach an agreement on the unpaid principal and interest

•	On February 13, 2013, we issued 185,000 shares of our common stock (the “Second Settlement Shares”) to Hanover in connection with a second stipulation of settlement (the “Second Settlement Agreement”) of an outstanding litigation claim. The Second Settlement Agreement provides that the Second Settlement Shares will be subject to adjustment on the 36th trading day following the date on which the Second Settlement Shares were initially issued to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Second Settlement Agreement shall be equal to the quotient obtained by dividing (i) $740,651.57 by (ii) 75% of the VWAP of the Common Stock over the 35-trading day period following the date of issuance of the Second Settlement Shares (the “Second True-Up Period”), rounded up to the nearest whole share (the “Second VWAP Shares”). The Second Settlement Agreement further provides that if, at any time and from time to time during the Second True-Up Period, Hanover reasonably believes that the total number of Second Settlement Shares previously issued to Hanover shall be less than the total number of Second VWAP Shares to be issued to Hanover or its designee in connection with the Second Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Second True-Up Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee, and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Second Settlement Shares” for purposes of the Second Settlement Agreement). On February 19, 2013, the Company issued and delivered to Hanover 90,000 additional Second Settlement Shares, on February 25, 2013, the Company issued and delivered to Hanover another 90,000 additional Second Settlement Shares, on February 26, 2013 the Company issued and delivered to Hanover another 90,000 additional Second Settlement Shares, on February 27, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares, on February 28, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares and on March 4, 2013, the Company issued and delivered to Hanover another 100,000 additional Second Settlement Shares. At the end of the Second True-Up Period, the Company issued and delivered 31,755 additional Second Settlement Shares to Hanover on March 6, 2013.

•	On January 22, 2013, the Company’s Board of Directors authorized a reverse stock split at a ratio of 1 for 10, which was effective at 8:00 am on February 14, 2013, New York time. The reverse stock split consolidates 10 shares of common stock into one share of common stock at a par value of $0.001 per share. As a result of the reverse stock split, the number of outstanding common shares has been reduced from 18,759,778 to 1,875,978 subject to adjustment for fractional shares. The reverse stock split did not affect any shareholder’s ownership percentage of the Company’s common shares, except to the limited extent that the reverse stock split resulted in any shareholder owning a fractional share. Fractional shares of common stock were rounded up to the nearest whole share.

•	On January 31, 2013, the Company entered into a convertible promissory note of $153.5 with Asher Enterprises, Inc. at the rate of eight percent per annum and with maturity date November 1, 2013. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount of the note into Company’s common shares at a 35% discount rate.

•	On February 13, 2013, the Company received notification from NASDAQ that effective February 19, 2013, the Company’s common stock would be transferred from the NASDAQ Global Market to the NASDAQ Capital Market. Thus, on February 14, 2013, the Company received notification from NASDAQ that the appeals hearing, scheduled for February 21, 2013, was cancelled. In accordance with Marketplace Rule 5810(c)(3)(A), the Company has until June 17, 2013, which is 180 calendar days from the date the initial compliance period ended, to regain compliance with the minimum bid price rule. To regain compliance, the closing bid price of the Company’s common stock must be at or above $1.00 per share for a minimum of 10 consecutive business days. NASDAQ may, in its discretion, require the Company to maintain a bid price of at least $1.00 per share for a period in excess of 10 consecutive business days, but generally no more than 20 consecutive business days, before determining that the Company has demonstrated an ability to maintain long-term compliance. If the Company does not regain compliance by June 17, 2013, NASDAQ will provide written notification to the Company that the Company’s common stock may be delisted. At that time, the Company may then appeal the delisting determination to a hearings panel. There can be no assurances that the Company will be able to regain compliance with the NASDAQ minimum bid price rule and thereby maintain the listing of its common stock.

•	On February 15, 2013, the Company entered into a termination agreement of the Standby Equity Distribution Agreement, or SEDA with YA Global. As a result, the outstanding fees of $10 owed to YA Global under the SEDA were written off.

•	On February 19, 2013, the Company issued the press release announcing the approval of the transfer of the listing of the Company’s common stock to the NASDAQ Capital Market, the granting of the additional extension to comply with the minimum bid price requirement and the cancellation of the NASDAQ appeal hearing.

•	On February 28, 2013, pursuant to the approval of the Company’s Board of Directors at its January 18, 2013 meeting, the Company issued 641,639 shares of its common stock to the Manager in payment of $809 in unpaid fees due to the Manager for November and December 2012 and January 2013 and 41,909 shares of its common stock to its non-executive directors in payment of $48 in unpaid Board fees for the fourth quarter of 2012.

•	In January, February and March 2013, the Company did not pay the monthly repayments of $20 for each of Facility A and Facility B with Deutsche Bank, totaling $120 along with accrued interest due. The Company is in discussions with Deutsche Bank to reach a mutually beneficial agreement.

•	In February and March and in April 2013, the Company did not pay the interest due of $124 and the interest rate swaps due of $80, respectively, with the Credit Suisse facility. The Company is in discussions with the bank to arrange a settlement of these.

•	On March 20, 2013, the Company issued and delivered to Hanover 350,000 shares (the “Settlement Shares”) of the Company’s common stock, $0.001 par value. Giving effect to such issuance, the Settlement Shares represent approximately 9.77% of the total number of shares of Common Stock presently outstanding. The Settlement Agreement provides that the Settlement Shares will be subject to adjustment on the trading day immediately following the Calculation Period (as defined below) to reflect the intention of the parties that the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement be based upon a specified discount to the trading volume weighted average price (the “VWAP”) of the Common Stock for a specified period of time subsequent to the Court’s entry of the Order. Specifically, the total number of shares of Common Stock to be issued to Hanover pursuant to the Settlement Agreement shall be equal to the quotient obtained by dividing (i) $1,264,656.12 by (ii) 70% of the VWAP of the Common Stock over the 35-consecutive trading day period immediately following the date of issuance of the initial Settlement Shares (or such shorter trading-day period as may be determined by Hanover in its sole discretion by delivery of written notice to the Company) (the “Calculation Period”), rounded up to the nearest whole share (the “VWAP Shares”). As a result, the Company ultimately may be required to issue to Hanover substantially more shares of Common Stock than the number of Settlement Shares initially issued (subject to the limitations described below). The Settlement Agreement further provides that if, at any time and from time to time during the Calculation Period, Hanover reasonably believes that the total number of Settlement Shares previously issued to Hanover shall be less than the total number of VWAP Shares to be issued to Hanover or its designee in connection with the Settlement Agreement, Hanover may, in its sole discretion, deliver one or more written notices to the Company, at any time and from time to time during the Calculation Period, requesting that a specified number of additional shares of Common Stock promptly be issued and delivered to Hanover or its designee (subject to the limitations described below), and the Company will upon such request reserve and issue the number of additional shares of Common Stock requested to be so issued and delivered in the notice (all of which additional shares shall be considered “Settlement Shares” for purposes of the Settlement Agreement). At the end of the Calculation Period, (i) if the number of VWAP Shares exceeds the number of Settlement Shares issued, then the Company will issue to Hanover or its designee additional shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares, and (ii) if the number of VWAP Shares is less than the number of Settlement Shares, then Hanover or its designee will return to the Company for cancellation that number of shares of Common Stock equal to the difference between the number of VWAP Shares and the number of Settlement Shares. Hanover may sell the shares of Common Stock issued to it or its designee in connection with the Settlement Agreement at any time without restriction, even during the Calculation Period. On March 21, 2013, the Company issued and delivered to Hanover 390,000 additional Settlement Shares, on March 22, 2013, the Company issued and delivered to Hanover another 420,000 additional Settlement Shares and on March 26, 2013 the Company issued and delivered to Hanover another 300,000 additional Settlement Shares. At the end of the True-Up Period, the Company issued and delivered 12,894 additional Settlement Shares to Hanover on March 26, 2013.

•	On April 8, 2013, the Company entered into a convertible promissory note of $103.5 with Asher Enterprises, Inc. at the rate of eight percent per annum and with maturity date nine months after issuance. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount of the note into Company’s common shares at a 35% discount rate.

•	As of April 2, 2013, the Company has sold all the 395,791 shares of its common stock to Granite under the Investment Agreement for aggregate proceeds of $458.

•	On April 4, 2013, the Company received notification from NASDAQ that it has regained compliance with the NASDAQ Listing Rule 5450(a)(1) (the "Minimum Bid Price Rule") requirement for continued listing on NASDAQ, as the bid price of the Company’s common stock closed at or above $1.00 per share for a minimum of 10 consecutive business days.